Risk Management and Financial Instruments - Schedule of Consolidated Financial Statements (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Fair value through profit or loss (1)
Financial / Overnight investments	[1]	$ 1,887,853	$ 3,270,848
National treasury bills	[1]	123,204	97,530
Derivative assets	[1]	155,441	75,984
Fair Value through Other Comprehensive Income
Investment in financial assets at fair value		49,908	79,806
Other current financial investments			10,220
Derivative assets		161	8,484
Amortized cost (2)
Cash at banks	[2]	2,557,740	2,197,822
CME Margin investments	[2]	105,993	104,220
Trade accounts receivable	[2]	4,231,924	3,735,540
Dividends Receivable	[2]	1,465
Related party receivables	[2]	41,231	77,355
Financial investments	[2]	45,780
Total	[2]	9,200,700	9,657,809
Amortized cost
Loans and financing		(21,090,568)	(19,326,796)
Trade accounts payable and supply chain finance		(7,332,559)	(6,194,223)
Debt with related party		(190,998)
Lease		(1,767,285)	(1,734,029)
Fair value through profit or loss
Derivative liabilities		(267,214)	(264,543)
Fair Value through Other Comprehensive Income
Derivative liabilities		(3,567)	(1,523)
Total		$ (30,652,191)	$ (27,521,114)

[1]	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value. National treasury bill are measured at fair value.
[2]	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.